Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Developing World Growth and Income Fund
Entity Central Index Key	0001584433
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
American Funds® Developing World Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class A
Trading Symbol	DWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 8.83% for the year ended November 30, 2024. That result compares with a 11.86% gain fo
r the
MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
turn
s
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class A (with sales charge) *	2.57%	0.12%	0.87%
American Funds Developing World Growth and Income Fund — Class A (without sales charge) *	8.83%	1.31%	1.47%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mil lio ns)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class C
Trading Symbol	DWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.98%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 7.97% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class C (with sales charge) *	6.97%	0.54%	0.84%
American Funds Developing World Growth and Income Fund — Class C (without sales charge) *	7.97%	0.54%	0.84%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfoli o holdings by sec tor (perce nt o f net assets)
American Funds® Developing World Growth and Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class T
Trading Symbol	TDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 9.00% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class T (with sales charge) 2	6.23%	1.05%	2.48%
American Funds Developing World Growth and Income Fund — Class T (without sales charge) 2	9.00%	1.56%	2.81%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.03%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio ho ldin g s by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-1
Trading Symbol	DWGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.88% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-1 *	8.88%	1.35%	1.51%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (pe rcen t of net as sets)
American Funds® Developing World Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-2
Trading Symbol	DWGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investm en t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 9.19% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-2 *	9.19%	1.64%	1.78%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio ho lding s by sector (percent of net asse ts)
American Funds® Developing World Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-3
Trading Symbol	FDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 9.31% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class F-3 2	9.31%	1.75%	3.58%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.61%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings b y sect or (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CDWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.82% for the year ended November 30,
2024
. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge) *	5.04%	0.57%	1.10%
American Funds Developing World Growth and Income Fund — Class 529-A (without sales charge) *	8.82%	1.29%	1.46%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s):
MSCI
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio h oldin gs by s ector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CDWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 209	2.01%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.86% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge) *	6.86%	0.49%	1.04%
American Funds Developing World Growth and Income Fund — Class 529-C (without sales charge) *	7.86%	0.49%	1.04%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CDWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.54% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-E *	8.54%	1.13%	1.27%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TWDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.94% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge) 2	6.18%	1.00%	2.43%
American Funds Developing World Growth and Income Fund — Class 529-T (without sales charge) 2	8.94%	1.51%	2.76%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.03%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CDWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 9.00% for the year ended November 30, 2024. That result compares with a 11.86% gain for the
MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-F-1 *	9.00%	1.54%	1.67%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statist i cs
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FWDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 9.07% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-2 2	9.07%	1.79%
MSCI Emerging Markets Index 3	11.86%	1.90%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FWDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 9.13% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-3 2	9.13%	1.85%
MSCI Emerging Markets Index 3	11.86%	1.90%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RDWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 195	1.87%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.03% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-1 *	8.03%	0.64%	0.77%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RDWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.09% for the year ended November 30, 2024. That result compares with a 11.86% gain for the
MSCI
Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2 *	8.09%	0.64%	0.75%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 163	1.56%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.37% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2E *	8.37%	0.93%	1.13%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RDWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 148	1.42%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.54% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-3 *	8.54%	1.10%	1.23%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds® Developing World Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RDWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.85% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-4 *	8.85%	1.40%	1.53%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
MSCI
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds® Developing World Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RDWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 9.06% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class R-5E 2	9.06%	1.60%	3.91%
MSCI Emerging Markets Index 3	11.86%	3.20%	5.26%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RDWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 9.25% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-5 *	9.25%	1.70%	1.84%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund stati stics
Fund net assets (in milli ons)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RDWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 9.31% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-6 *	9.31%	1.75%	1.90%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,821,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund stati stic s
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%

Holdings [Text Block]	P ortfol io holdings by sector (percent of net assets)